Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total	$ (574)	$ 476
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Total	(1,467)	(1,134)
Borrowings [Member]
Disclosure of financial assets [line items]
Total	(10)	(11)
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Total	768	1,621
Investments In Financial Assets [member]
Disclosure of financial assets [line items]
Total	$ 135